Loans Receivable, Net (Non-Accrual Loans Status) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Loan	Dec. 31, 2012 Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual: # of loans	343	374
Non-accrual, amount	$ 100,360	$ 120,568
Residential And Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual: # of loans	304	354
Non-accrual, amount	74,282	82,533
Construction Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual: # of loans	18	9
Non-accrual, amount	16,181	25,764
Multi- Family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual: # of loans	5	5
Non-accrual, amount	5,905	11,143
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual: # of loans	12	4
Non-accrual, amount	2,711	753
Commercial and Industrial Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual: # of loans	4	2
Non-accrual, amount	$ 1,281	$ 375